JPMorgan Small Cap Value Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.2%
Aerospace & Defense — 0.5%
Mercury Systems, Inc. *	37	2,868
StandardAero, Inc. *	45	1,228
V2X, Inc. *	44	2,567
		6,663
Air Freight & Logistics — 0.1%
Radiant Logistics, Inc. *	171	1,006
Automobile Components — 2.2%
Adient plc *	309	7,437
Dana, Inc.	264	5,296
Garrett Motion, Inc. (Switzerland)	292	3,973
Modine Manufacturing Co. *	41	5,792
Phinia, Inc.	77	4,461
		26,959
Banks — 17.7%
1st Source Corp.	13	832
Amalgamated Financial Corp.	22	593
Amerant Bancorp, Inc.	80	1,545
Ameris Bancorp	107	7,812
Associated Banc-Corp.	24	609
Atlantic Union Bankshares Corp.	30	1,060
Axos Financial, Inc. *	53	4,456
Banc of California, Inc.	336	5,561
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	161	6,930
BankUnited, Inc.	94	3,586
BayCom Corp.	9	256
Beacon Financial Corp.	76	1,797
Bridgewater Bancshares, Inc. *	37	644
Burke & Herbert Financial Services Corp.	11	690
Business First Bancshares, Inc.	96	2,262
Byline Bancorp, Inc.	173	4,802
Cadence Bank	37	1,393
Capital City Bank Group, Inc.	18	773
Capitol Federal Financial, Inc.	179	1,134
Central Pacific Financial Corp.	55	1,674
ChoiceOne Financial Services, Inc.	15	425
CNB Financial Corp.	75	1,819
Community Trust Bancorp, Inc.	17	969
ConnectOne Bancorp, Inc.	219	5,439
Customers Bancorp, Inc. *	118	7,707
Dime Community Bancshares, Inc.	30	900
Eastern Bankshares, Inc.	425	7,712
Enterprise Financial Services Corp.	134	7,778
Equity Bancshares, Inc., Class A	122	4,963
FB Financial Corp.	19	1,039
Financial Institutions, Inc.	84	2,290
First BanCorp (Puerto Rico)	188	4,145

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
First Busey Corp.	23	524
First Commonwealth Financial Corp.	22	377
First Financial Bancorp	41	1,036
First Financial Corp.	42	2,346
First Interstate BancSystem, Inc., Class A	24	779
First Merchants Corp.	117	4,424
First Mid Bancshares, Inc.	81	3,068
Hancock Whitney Corp.	73	4,585
Hanmi Financial Corp.	91	2,248
HBT Financial, Inc.	10	263
Heritage Commerce Corp.	437	4,338
Hilltop Holdings, Inc.	133	4,451
Home BancShares, Inc.	45	1,288
HomeTrust Bancshares, Inc.	30	1,233
Horizon Bancorp, Inc.	87	1,397
Independent Bank Corp.	44	3,077
Mercantile Bank Corp.	55	2,482
Metropolitan Bank Holding Corp.	49	3,637
Mid Penn Bancorp, Inc.	12	347
Midland States Bancorp, Inc.	20	345
MidWestOne Financial Group, Inc.	37	1,036
National Bank Holdings Corp., Class A	35	1,334
Northrim BanCorp, Inc.	42	906
OceanFirst Financial Corp.	250	4,384
OFG Bancorp (Puerto Rico)	112	4,856
Old National Bancorp	472	10,365
Old Second Bancorp, Inc.	270	4,669
Origin Bancorp, Inc.	41	1,422
Orrstown Financial Services, Inc.	15	511
Pathward Financial, Inc.	62	4,595
Peapack-Gladstone Financial Corp.	41	1,124
Pinnacle Financial Partners, Inc.	5	463
Provident Financial Services, Inc.	37	707
QCR Holdings, Inc.	88	6,652
Renasant Corp.	78	2,871
Seacoast Banking Corp. of Florida	36	1,102
Sierra Bancorp	18	519
Simmons First National Corp., Class A	68	1,299
SmartFinancial, Inc.	15	533
South Plains Financial, Inc.	103	3,972
Southern Missouri Bancorp, Inc.	14	742
Southside Bancshares, Inc.	57	1,601
SOUTHSTATE BANK Corp.	30	2,999
Texas Capital Bancshares, Inc. *	28	2,406
Towne Bank	62	2,156
TriCo Bancshares	40	1,797
Trustmark Corp.	20	778

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
UMB Financial Corp.	48	5,733
United Bankshares, Inc.	59	2,181
United Community Banks, Inc.	16	487
Unity Bancorp, Inc.	4	196
Univest Financial Corp.	28	844
Veritex Holdings, Inc.	49	1,631
WesBanco, Inc.	98	3,118
Wintrust Financial Corp.	21	2,752
WSFS Financial Corp.	37	2,002
		220,583
Beverages — 0.1%
MGP Ingredients, Inc.	60	1,452
Biotechnology — 4.9%
Agios Pharmaceuticals, Inc. *	78	3,149
Akebia Therapeutics, Inc. * (a)	565	1,544
Akero Therapeutics, Inc. *	29	1,371
Aurinia Pharmaceuticals, Inc. (Canada) *	148	1,640
Avidity Biosciences, Inc. *	23	1,000
Beam Therapeutics, Inc. * (a)	143	3,471
Biohaven Ltd. *	4	54
Celldex Therapeutics, Inc. *	54	1,398
Cidara Therapeutics, Inc. *	14	1,392
Compass Therapeutics, Inc. * (a)	1,222	4,278
CRISPR Therapeutics AG (Switzerland) * (a)	108	6,994
Cytokinetics, Inc. *	95	5,226
Denali Therapeutics, Inc. *	36	531
Enanta Pharmaceuticals, Inc. *	71	848
Erasca, Inc. *	754	1,643
GRAIL, Inc. *	28	1,660
Intellia Therapeutics, Inc. * (a)	73	1,253
ORIC Pharmaceuticals, Inc. *	349	4,184
Praxis Precision Medicines, Inc. *	10	526
PTC Therapeutics, Inc. *	48	2,932
Relay Therapeutics, Inc. *	250	1,303
Sana Biotechnology, Inc. * (a)	891	3,163
Syndax Pharmaceuticals, Inc. *	116	1,779
Travere Therapeutics, Inc. *	109	2,598
Upstream Bio, Inc. *	11	201
Vaxcyte, Inc. *	113	4,074
Viridian Therapeutics, Inc. *	137	2,960
		61,172
Broadline Retail — 0.3%
Kohl's Corp. (a)	215	3,306
Building Products — 2.1%
Apogee Enterprises, Inc.	61	2,654

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Building Products — continued
Griffon Corp.	78	5,930
Masterbrand, Inc. *	276	3,640
Resideo Technologies, Inc. *	256	11,056
UFP Industries, Inc.	38	3,526
		26,806
Capital Markets — 0.9%
BGC Group, Inc., Class A	158	1,490
Bullish (Cayman Islands) *	43	2,753
DigitalBridge Group, Inc.	111	1,295
Marex Group plc (United Kingdom)	52	1,761
StoneX Group, Inc. *	19	1,927
Virtus Investment Partners, Inc.	10	1,899
		11,125
Chemicals — 2.1%
Avient Corp.	62	2,034
Ecovyst, Inc. *	41	360
HB Fuller Co.	118	6,997
Innospec, Inc.	35	2,711
Mativ Holdings, Inc.	282	3,191
Minerals Technologies, Inc.	20	1,260
Perimeter Solutions, Inc. *	282	6,304
Quaker Chemical Corp.	21	2,832
		25,689
Commercial Services & Supplies — 1.3%
ABM Industries, Inc.	122	5,613
ACCO Brands Corp.	81	324
Healthcare Services Group, Inc. *	175	2,953
MillerKnoll, Inc.	129	2,284
OPENLANE, Inc. *	42	1,199
Steelcase, Inc., Class A	196	3,369
		15,742
Communications Equipment — 0.5%
NETGEAR, Inc. *	120	3,892
Viasat, Inc. *	100	2,936
		6,828
Construction & Engineering — 2.2%
API Group Corp. *	58	1,993
Arcosa, Inc.	44	4,076
Fluor Corp. *	76	3,200
MYR Group, Inc. *	32	6,684
Primoris Services Corp.	47	6,395
Tutor Perini Corp. *	86	5,671
		28,019

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Finance — 1.2%
Encore Capital Group, Inc. *	28	1,171
Enova International, Inc. *	44	5,041
LendingClub Corp. *	91	1,383
Navient Corp.	146	1,918
Nelnet, Inc., Class A	16	2,058
PROG Holdings, Inc.	107	3,468
		15,039
Consumer Staples Distribution & Retail — 0.1%
Andersons, Inc. (The)	31	1,216
Containers & Packaging — 0.6%
Greif, Inc., Class A	65	3,870
O-I Glass, Inc. *	260	3,370
		7,240
Distributors — 0.2%
GigaCloud Technology, Inc., Class A (Hong Kong) * (a)	109	3,088
Diversified Consumer Services — 0.8%
Laureate Education, Inc., Class A *	120	3,780
McGraw Hill, Inc. *	331	4,153
Perdoceo Education Corp.	53	2,017
		9,950
Diversified REITs — 1.8%
Alexander & Baldwin, Inc.	283	5,149
American Assets Trust, Inc.	97	1,977
Armada Hoffler Properties, Inc.	20	140
Broadstone Net Lease, Inc.	422	7,532
Essential Properties Realty Trust, Inc.	263	7,839
		22,637
Diversified Telecommunication Services — 0.0% ^
Lumen Technologies, Inc. *	98	599
Electric Utilities — 2.1%
Genie Energy Ltd., Class B	19	281
IDACORP, Inc.	45	5,986
Oklo, Inc. * (a)	51	5,710
Otter Tail Corp.	85	6,960
Portland General Electric Co.	165	7,255
		26,192
Electrical Equipment — 1.2%
Atkore, Inc.	66	4,166
EnerSys	59	6,707
Sunrun, Inc. *	192	3,316
Thermon Group Holdings, Inc. *	48	1,275
		15,464

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 3.2%
Benchmark Electronics, Inc.	64	2,475
CTS Corp.	12	494
Daktronics, Inc. *	134	2,800
Kimball Electronics, Inc. *	66	1,956
Knowles Corp. *	347	8,084
nLight, Inc. *	30	879
Plexus Corp. *	17	2,497
Sanmina Corp. *	96	11,105
TTM Technologies, Inc. *	93	5,337
Vishay Intertechnology, Inc.	105	1,614
Vishay Precision Group, Inc. *	73	2,324
		39,565
Energy Equipment & Services — 1.9%
Bristow Group, Inc. *	70	2,516
DMC Global, Inc. *	52	441
Forum Energy Technologies, Inc. *	80	2,145
Helix Energy Solutions Group, Inc. *	56	369
Liberty Energy, Inc.	362	4,465
Mammoth Energy Services, Inc. *	111	254
Noble Corp. plc	40	1,115
Oceaneering International, Inc. *	32	790
Oil States International, Inc. *	334	2,023
Patterson-UTI Energy, Inc.	223	1,156
ProPetro Holding Corp. *	294	1,541
Ranger Energy Services, Inc., Class A	133	1,868
Transocean Ltd. *	1,143	3,567
Valaris Ltd. *	24	1,190
		23,440
Entertainment — 0.3%
AMC Entertainment Holdings, Inc., Class A * (a)	475	1,378
Cinemark Holdings, Inc.	20	551
Sphere Entertainment Co. * (a)	25	1,589
		3,518
Financial Services — 3.9%
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	51	2,361
Burford Capital Ltd.	158	1,894
Compass Diversified Holdings	26	174
Enact Holdings, Inc.	59	2,252
Essent Group Ltd.	109	6,903
HA Sustainable Infrastructure Capital, Inc.	118	3,616
Jackson Financial, Inc., Class A	85	8,569
Merchants Bancorp	40	1,261
Mr. Cooper Group, Inc.	14	2,976
NMI Holdings, Inc., Class A *	99	3,793
PennyMac Financial Services, Inc.	41	5,107

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — continued
Radian Group, Inc.	149	5,392
Walker & Dunlop, Inc.	52	4,354
		48,652
Food Products — 0.6%
Cal-Maine Foods, Inc.	11	1,087
Dole plc	240	3,223
Fresh Del Monte Produce, Inc.	59	2,036
TreeHouse Foods, Inc. *	47	945
		7,291
Gas Utilities — 2.0%
Chesapeake Utilities Corp.	26	3,480
New Jersey Resources Corp.	130	6,252
Southwest Gas Holdings, Inc.	159	12,483
Spire, Inc.	32	2,606
		24,821
Ground Transportation — 0.2%
ArcBest Corp.	30	2,108
Health Care Equipment & Supplies — 1.2%
Alphatec Holdings, Inc. *	225	3,274
Beta Bionics, Inc. *	120	2,377
Embecta Corp.	41	572
Omnicell, Inc. *	164	4,991
OraSure Technologies, Inc. *	204	655
Orthofix Medical, Inc. *	128	1,876
Varex Imaging Corp. *	135	1,676
		15,421
Health Care Providers & Services — 0.6%
Enhabit, Inc. *	159	1,274
Fulgent Genetics, Inc. *	22	485
Pediatrix Medical Group, Inc. *	321	5,382
		7,141
Health Care REITs — 0.9%
American Healthcare REIT, Inc.	7	293
CareTrust REIT, Inc.	192	6,650
Community Healthcare Trust, Inc.	28	427
Sabra Health Care REIT, Inc.	176	3,284
		10,654
Health Care Technology — 0.0% ^
Health Catalyst, Inc. *	153	437
Hotel & Resort REITs — 1.3%
Chatham Lodging Trust	366	2,456
DiamondRock Hospitality Co.	509	4,052
RLJ Lodging Trust	128	920

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotel & Resort REITs — continued
Ryman Hospitality Properties, Inc.	35	3,201
Xenia Hotels & Resorts, Inc.	406	5,568
		16,197
Hotels, Restaurants & Leisure — 1.2%
Biglari Holdings, Inc., Class B *	11	3,450
BJ's Restaurants, Inc. *	30	922
Black Rock Coffee Bar, Inc., Class A * (a)	9	213
Brightstar Lottery plc	241	4,156
Jack in the Box, Inc. (a)	93	1,830
Marriott Vacations Worldwide Corp.	45	3,033
United Parks & Resorts, Inc. *	26	1,329
		14,933
Household Durables — 2.9%
Beazer Homes USA, Inc. *	48	1,170
Century Communities, Inc.	37	2,324
Green Brick Partners, Inc. *	33	2,443
KB Home	82	5,213
LGI Homes, Inc. *	10	510
M/I Homes, Inc. *	42	6,110
Meritage Homes Corp.	52	3,783
Taylor Morrison Home Corp. *	111	7,356
Tri Pointe Homes, Inc. *	209	7,088
		35,997
Household Products — 0.2%
Central Garden & Pet Co., Class A *	88	2,608
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc.	74	2,002
Clearway Energy, Inc., Class C	16	452
		2,454
Industrial REITs — 0.5%
LXP Industrial Trust	530	4,750
Plymouth Industrial REIT, Inc.	93	2,081
		6,831
Insurance — 1.3%
CNO Financial Group, Inc.	160	6,334
Fidelis Insurance Holdings Ltd. (United Kingdom)	138	2,498
Hamilton Insurance Group Ltd., Class B (Bermuda) *	109	2,715
Heritage Insurance Holdings, Inc. *	19	475
RLI Corp.	19	1,250
Safety Insurance Group, Inc.	25	1,760
Selective Insurance Group, Inc.	8	641
SiriusPoint Ltd. (Sweden) *	50	909
		16,582

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Interactive Media & Services — 0.1%
Cars.com, Inc. *	95	1,156
QuinStreet, Inc. *	19	298
Shutterstock, Inc.	15	311
		1,765
IT Services — 0.6%
ASGN, Inc. *	48	2,293
BigBear.ai Holdings, Inc. * (a)	599	3,902
Unisys Corp. *	343	1,338
		7,533
Leisure Products — 0.8%
Funko, Inc., Class A *	295	1,014
MasterCraft Boat Holdings, Inc. *	55	1,175
Peloton Interactive, Inc., Class A *	400	3,604
Polaris, Inc.	42	2,434
Topgolf Callaway Brands Corp. *	193	1,832
		10,059
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc., Class A *	266	3,112
Cytek Biosciences, Inc. *	198	688
Fortrea Holdings, Inc. *	173	1,456
		5,256
Machinery — 1.0%
Blue Bird Corp. *	38	2,186
Hillenbrand, Inc.	68	1,837
Hillman Solutions Corp. *	283	2,599
Mueller Industries, Inc.	31	3,140
Terex Corp.	55	2,797
Worthington Enterprises, Inc.	5	282
		12,841
Marine Transportation — 0.6%
Costamare Bulkers Holdings Ltd. (Monaco) *	17	239
Costamare, Inc. (Monaco)	310	3,697
Matson, Inc.	26	2,554
Safe Bulkers, Inc. (Monaco)	146	648
		7,138
Media — 1.4%
AMC Networks, Inc., Class A *	63	516
EchoStar Corp., Class A *	121	9,265
Gray Media, Inc.	119	687
John Wiley & Sons, Inc., Class A	73	2,952
Scholastic Corp.	81	2,229
Stagwell, Inc. *	315	1,775
		17,424

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Metals & Mining — 3.4%
Coeur Mining, Inc. *	524	9,836
Commercial Metals Co.	131	7,502
Constellium SE *	371	5,518
Hecla Mining Co.	572	6,924
Materion Corp.	36	4,332
SSR Mining, Inc. (Canada) *	135	3,301
SunCoke Energy, Inc.	77	627
Warrior Met Coal, Inc.	60	3,805
		41,845
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Adamas Trust, Inc.	154	1,072
Apollo Commercial Real Estate Finance, Inc.	129	1,310
Brightspire Capital, Inc.	570	3,092
KKR Real Estate Finance Trust, Inc.	123	1,106
Ladder Capital Corp.	728	7,941
Redwood Trust, Inc.	78	452
TPG RE Finance Trust, Inc.	190	1,629
		16,602
Multi-Utilities — 1.1%
Avista Corp.	16	606
Black Hills Corp.	93	5,745
Northwestern Energy Group, Inc.	30	1,722
Unitil Corp.	115	5,502
		13,575
Office REITs — 1.7%
City Office REIT, Inc.	65	451
COPT Defense Properties	281	8,173
Empire State Realty Trust, Inc., Class A	348	2,666
Paramount Group, Inc. *	178	1,166
Piedmont Realty Trust, Inc., Class A	466	4,188
Postal Realty Trust, Inc., Class A	62	975
SL Green Realty Corp.	61	3,650
		21,269
Oil, Gas & Consumable Fuels — 4.9%
Berry Corp.	384	1,451
California Resources Corp.	22	1,166
Centrus Energy Corp., Class A * (a)	3	948
Chord Energy Corp.	16	1,578
Clean Energy Fuels Corp. *	817	2,109
CNX Resources Corp. *	88	2,839
Core Natural Resources, Inc.	26	2,137
Energy Fuels, Inc. * (a)	219	3,354
Excelerate Energy, Inc., Class A	74	1,864
Gulfport Energy Corp. *	19	3,527
International Seaways, Inc.	43	1,983

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Magnolia Oil & Gas Corp., Class A	50	1,183
Matador Resources Co.	69	3,119
Murphy Oil Corp.	70	1,984
New Fortress Energy, Inc. * (a)	244	539
Ovintiv, Inc.	68	2,759
Par Pacific Holdings, Inc. *	141	4,992
PBF Energy, Inc., Class A	76	2,281
Peabody Energy Corp.	272	7,227
Scorpio Tankers, Inc. (Monaco)	18	998
SM Energy Co.	52	1,310
Teekay Corp. Ltd. (Bermuda)	272	2,223
Teekay Tankers Ltd., Class A (Canada)	144	7,284
World Kinect Corp.	86	2,232
		61,087
Passenger Airlines — 0.5%
SkyWest, Inc. *	59	5,924
Personal Care Products — 0.2%
BellRing Brands, Inc. *	23	831
Nature's Sunshine Products, Inc. *	71	1,110
		1,941
Pharmaceuticals — 0.5%
Alumis, Inc. * (a)	152	608
Atea Pharmaceuticals, Inc. *	168	487
Nuvation Bio, Inc. * (a)	354	1,311
Prestige Consumer Healthcare, Inc. *	33	2,060
WaVe Life Sciences Ltd. *	212	1,549
		6,015
Professional Services — 0.6%
Alight, Inc., Class A	84	276
Barrett Business Services, Inc.	26	1,141
Heidrick & Struggles International, Inc.	67	3,342
IBEX Holdings Ltd. *	38	1,523
Kelly Services, Inc., Class A	90	1,181
		7,463
Real Estate Management & Development — 0.6%
Cushman & Wakefield plc *	129	2,060
Newmark Group, Inc., Class A	237	4,415
RE/MAX Holdings, Inc., Class A *	125	1,182
		7,657
Residential REITs — 0.4%
Independence Realty Trust, Inc.	217	3,559
UMH Properties, Inc.	39	580
Veris Residential, Inc.	66	1,006
		5,145

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Retail REITs — 1.7%
Agree Realty Corp.	6	444
Curbline Properties Corp.	129	2,863
Getty Realty Corp.	28	754
InvenTrust Properties Corp.	109	3,122
Kite Realty Group Trust	239	5,334
Macerich Co. (The)	98	1,787
NETSTREIT Corp. (a)	54	972
Phillips Edison & Co., Inc.	162	5,562
Tanger, Inc.	16	538
		21,376
Semiconductors & Semiconductor Equipment — 1.1%
Ambarella, Inc. *	19	1,589
Diodes, Inc. *	81	4,329
Ichor Holdings Ltd. *	21	366
Navitas Semiconductor Corp. * (a)	303	2,190
Penguin Solutions, Inc. *	150	3,926
Veeco Instruments, Inc. *	55	1,655
		14,055
Software — 3.6%
Adeia, Inc.	243	4,080
Cerence, Inc. *	59	733
Cipher Mining, Inc. * (a)	254	3,196
Consensus Cloud Solutions, Inc. *	52	1,517
Digital Turbine, Inc. *	170	1,091
D-Wave Quantum, Inc. (Canada) * (a)	121	2,994
Hut 8 Corp. (Canada) * (a)	86	2,984
LiveRamp Holdings, Inc. *	150	4,056
MARA Holdings, Inc. * (a)	416	7,600
NCR Voyix Corp. *	144	1,808
ON24, Inc. *	236	1,351
OneSpan, Inc.	141	2,247
Porch Group, Inc. *	81	1,360
Riot Platforms, Inc. *	333	6,335
Verint Systems, Inc. *	84	1,704
Xperi, Inc. *	351	2,274
		45,330
Specialized REITs — 1.0%
Four Corners Property Trust, Inc.	42	1,032
Outfront Media, Inc.	67	1,220
PotlatchDeltic Corp.	196	8,001
Smartstop Self Storage REIT, Inc. (a)	43	1,598
		11,851
Specialty Retail — 3.1%
Advance Auto Parts, Inc.	45	2,742
American Eagle Outfitters, Inc.	191	3,274

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Asbury Automotive Group, Inc. *	17	4,091
Buckle, Inc. (The)	35	2,040
EVgo, Inc. *	229	1,084
Genesco, Inc. *	55	1,587
Group 1 Automotive, Inc.	4	1,978
National Vision Holdings, Inc. *	62	1,800
RealReal, Inc. (The) *	274	2,917
Signet Jewelers Ltd.	101	9,679
Sonic Automotive, Inc., Class A	23	1,748
Urban Outfitters, Inc. *	53	3,805
Victoria's Secret & Co. *	92	2,492
		39,237
Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings Ltd. *	164	3,265
Trading Companies & Distributors — 2.0%
BlueLinx Holdings, Inc. *	12	891
Boise Cascade Co.	46	3,559
DNOW, Inc. *	293	4,462
GATX Corp.	18	3,156
Hudson Technologies, Inc. *	66	651
MRC Global, Inc. *	213	3,068
Rush Enterprises, Inc., Class A	81	4,328
WESCO International, Inc.	24	5,149
		25,264
Water Utilities — 0.8%
American States Water Co.	22	1,578
Consolidated Water Co. Ltd., Class D	220	7,776
		9,354
Wireless Telecommunication Services — 0.2%
Spok Holdings, Inc.	49	845
Telephone and Data Systems, Inc.	39	1,526
		2,371
Total Common Stocks (Cost $996,571)		1,238,067
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Biotechnology — 0.0% ^
iTeos Therapeutics, Inc., CVR ‡ * (Cost $—)	353	—

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.8%
Investment Companies — 0.8%
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (b) (c) (Cost $10,548)	10,547	10,552
Investment of Cash Collateral from Securities Loaned — 3.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (b) (c) (Cost $37,608)	37,608	37,608
Total Short-Term Investments (Cost $48,156)		48,160
Total Investments — 103.0% (Cost $1,044,727)		1,286,227
Liabilities in Excess of Other Assets — (3.0)%		(37,919)
NET ASSETS — 100.0%		1,248,308

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2025. The total value of securities on loan at September 30, 2025 is $36,044.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2025.
Futures contracts outstanding as of September 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	93	12/19/2025	USD	11,420	186

Abbreviations
USD	United States Dollar

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Small Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$1,238,067	$—	$—	$1,238,067
Rights	—	—	— (a)	— (a)
Short-Term Investments
Investment Companies	10,552	—	—	10,552
Investment of Cash Collateral from Securities Loaned	37,608	—	—	37,608
Total Short-Term Investments	48,160	—	—	48,160
Total Investments in Securities	$1,286,227	$—	$— (a)	$1,286,227
Appreciation in Other Financial Instruments
Futures Contracts	$186	$—	$—	$186

(a)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (a) (b)	$58,558	$100,323	$148,333	$2	$2	$10,552	10,547	$240	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (a) (b)	27,391	102,473	92,257	1	—	37,608	37,608	408	—
Total	$85,949	$202,796	$240,590	$3	$2	$48,160		$648	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.